Unaudited Interim Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholder Equity - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2020	$ 352	$ 418,181	$ (729)	$ (15,636)	$ (81,833)		$ 320,335
Balance (in shares) at Dec. 31, 2020	33,187
Issue of redeemable preferred stock, net of issuance costs (in shares)	1,177
Issue of common stock	$ 12	5,308					5,320
Share-based compensation		1,823					1,823
Changes in unrealized gain on cash flow hedges			578				578
Preferred dividend					(617)		(617)
Net income/(loss)					(28,916)		(28,916)
Net income/ (loss) attributable to common stockholders							(29,533)
Balance at Sep. 30, 2021	$ 364	425,312	(151)	(15,636)	(111,367)		$ 298,522
Balance (in shares) at Sep. 30, 2021	34,364					34,364
Redeemable Preferred Stock
Issue of redeemable preferred stock, net of issuance costs						$ 23,041
Issue of redeemable preferred stock, net of issuance costs (in shares)						25
Balance at Sep. 30, 2021						$ 23,041
Balance (in shares) at Sep. 30, 2021						25	25
Balance at Jun. 30, 2021	$ 364	424,629	(144)	(15,636)	(98,537)		$ 310,676
Balance (in shares) at Jun. 30, 2021						34,364
Share-based compensation		683					683
Changes in unrealized gain on cash flow hedges			(7)				(7)
Preferred dividend					(536)		(536)
Net income/(loss)					(12,294)		(12,294)
Net income/ (loss) attributable to common stockholders							(12,830)
Balance at Sep. 30, 2021	$ 364	425,312	(151)	(15,636)	(111,367)		$ 298,522
Balance (in shares) at Sep. 30, 2021	34,364					34,364
Balance at Jun. 30, 2021						$ 23,041
Balance (in shares) at Jun. 30, 2021							25
Balance at Sep. 30, 2021						$ 23,041
Balance (in shares) at Sep. 30, 2021						25	25
Balance at Dec. 31, 2021	$ 364	426,102	1,044	(15,636)	(119,920)		$ 291,954
Balance (in shares) at Dec. 31, 2021	34,364
Issue of redeemable preferred stock, net of issuance costs (in shares)	1,341
Issue of common stock	$ 13	(13)
Share-based compensation		2,354					2,354
Changes in unrealized gain on cash flow hedges			1,025				1,025
Net proceeds from equity offering (in shares)	4,844
Net proceeds from equity offering	$ 48	38,929					38,977
Preferred dividend					(2,543)		(2,543)
Net income/(loss)					84,518		84,518
Net income/ (loss) attributable to common stockholders							81,975
Balance at Sep. 30, 2022	$ 425	467,372	2,069	(15,636)	(37,945)		416,285
Balance (in shares) at Sep. 30, 2022	40,548					40,548
Balance at Dec. 31, 2021						$ 37,043	37,043
Balance (in shares) at Dec. 31, 2021						40
Balance at Sep. 30, 2022						$ 37,043	$ 37,043
Balance (in shares) at Sep. 30, 2022						40	40
Balance at Jun. 30, 2022	$ 391	445,051	5,253	(15,636)	(98,920)		$ 336,139
Balance (in shares) at Jun. 30, 2022						37,107
Issue of common stock	10	(10)
Issue of common stock (in shares)						1,035
Share-based compensation		1,108					1,108
Changes in unrealized gain on cash flow hedges			(3,184)				(3,184)
Net proceeds from equity offering (in shares)						2,407
Net proceeds from equity offering	24	21,223					21,247
Preferred dividend					(857)		(857)
Net income/(loss)					61,832		61,832
Net income/ (loss) attributable to common stockholders							60,975
Balance at Sep. 30, 2022	$ 425	$ 467,372	$ 2,069	$ (15,636)	$ (37,945)		$ 416,285
Balance (in shares) at Sep. 30, 2022	40,548					40,548
Balance at Jun. 30, 2022						$ 37,043
Balance (in shares) at Jun. 30, 2022							40
Balance at Sep. 30, 2022						$ 37,043	$ 37,043
Balance (in shares) at Sep. 30, 2022						40	40